Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other assets.
Amount receivable from the sale of non-controlling interest in a subsidiary	R$ 77,154	R$ 109,216
Commissions and bonus receivable	142,543	100,509
Prepaid expenses	159,688	74,140
Pending settlements	148,995	67,926
Other Amounts	47,118	45,714
Early settlement of credit operations	7,524	39,723
Sundry debtors	71,234	24,580
Agreements on sales of properties receivable	27,948	24,542
Tax and contributions to be offset against future amounts payable	51,928	21,960
Advanced Payment to Third Parties	58,604	10,370
Total	R$ 792,735	R$ 518,681